                       SECURITY FIRST SEPARATE ACCOUNT A
                        SUPPLEMENT DATED AUGUST 18, 1999
                      TO PRIVATE CLIENT ADVISER PROSPECTUS
                               DATED MAY 1, 1999
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The following pages should replace pages 10-11 of the Prospectus:

                              FUND ANNUAL EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                      (NET OF ANY WAIVER OR REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------------------
                                                HOTCHKIS &
                                   BARR           WILEY
                                ROSENBERG     INTERNATIONAL      LEVCO       NAVELLIER     OFFITBANK        OFFITBANK
                                  MARKET           VIP           EQUITY       GROWTH       HIGH YIELD      TOTAL RETURN
                               NEUTRAL FUND     PORTFOLIO         FUND       PORTFOLIO        FUND             FUND
-------------------------------------------------------------------------------------------------------------------------
 (a)    Management Fee            1.90%            .75%           .85%         .85%           .85%             .50%
-------------------------------------------------------------------------------------------------------------------------
 (b)    12b-1 Fees                  --              --            .20%          --             --               --
-------------------------------------------------------------------------------------------------------------------------
 (c)    Other Expenses             .10%            .30%           .25%         .65%           .30%             .30%
-------------------------------------------------------------------------------------------------------------------------
 (d)    Total Annual
        Expenses                  2.00%           1.05%          1.30%         1.50%         1.15%             .80%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                                                       PIMCO CAPITAL*     ROYCE TOTAL
                                                      OPPENHEIMER       APPRECIATION         RETURN
                                                       MONEY FUND        PORTFOLIO         PORTFOLIO
--------------------------------------------------------------------------------------------------------
 (a)    Management Fee                                    .45%              .83%             1.00%
--------------------------------------------------------------------------------------------------------
 (b)    12b-1 Fees                                         --                --                --
--------------------------------------------------------------------------------------------------------
 (c)    Other Expenses                                    .05%              .02%              .35%
--------------------------------------------------------------------------------------------------------
 (d)    Total Annual Expenses                             .50%              .85%             1.35%
--------------------------------------------------------------------------------------------------------

* PIMCO has agreed to reduce its administrative fee to the extent that total Portfolio operating expenses are .85%.

Total yearly expenses have been reduced as a result of voluntary or contractual fee waivers or expense assumptions by the investment adviser and/or administrator. If the reduction had not occurred, total yearly expenses would have been:

     - Barr Rosenberg Market Neutral Fund -- 2.00%;

     - Hotchkis & Wiley International VIP Portfolio -- 1.35%;

     - LEVCO Equity Fund -- 2.29%;

     - Navellier Growth Portfolio -- 5.0%;

     - OFFITBANK High Yield Fund -- 1.38%;

     - OFFITBANK Total Return Fund -- 5.25%;

     - Royce Total Return Portfolio -- 2.99%.

EXAMPLES
--------------------------------------------------------------------------------

                                   CONDITIONS
                           YOU WOULD PAY THE FOLLOWING
        SEPARATE              EXPENSES ON A $1,000               TIME PERIODS
        ACCOUNT           INVESTMENT ASSUMING 5% ANNUAL          ---------------------------------------
         SERIES                 RETURN ON ASSETS:                1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------------------------------
 Barr Rosenberg Market    (a) upon surrender at the       (a)      $24       $75      $128       $273
  Neutral Fund            end of the stated time period
                          (b) if the Contract WAS         (b)       24        75       128        273
                          NOT surrendered
--------------------------------------------------------------------------------------------------------
 Hotchkis & Wiley         SAME                            (a)       15        46        79        172
  International VIP                                       (b)       15        46        79        172
  Portfolio
--------------------------------------------------------------------------------------------------------
 LEVCO Equity             SAME                            (a)       17        53        92        200
  Fund                                                    (b)       17        53        92        200
--------------------------------------------------------------------------------------------------------
 Navellier Growth         SAME                            (a)       19        59       102        221
  Portfolio                                               (b)       19        59       102        221
--------------------------------------------------------------------------------------------------------
 OFFITBANK High Yield     SAME                            (a)       16        49        84        183
  Fund                                                    (b)       16        49        84        183
--------------------------------------------------------------------------------------------------------
 OFFITBANK Total Return   SAME                            (a)       12        38        65        144
  Fund                                                    (b)       12        38        65        144
--------------------------------------------------------------------------------------------------------
 Oppenheimer Money        SAME                            (a)        9        28        49        110
  Fund                                                    (b)        9        28        49        110
--------------------------------------------------------------------------------------------------------
 PIMCO Capital            SAME                            (a)       13        39        68        150
  Appreciation Portfolio                                  (b)       13        39        68        150
--------------------------------------------------------------------------------------------------------
 Royce Total Return       SAME                            (a)       18        55        94        205
  Portfolio                                               (b)       18        55        94        205
--------------------------------------------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. Security First Life has determined to voluntarily reduce its mortality and expense risk charge to 0.39% per year. Without this reduction, the charge would have been 1.25% per year. This may be terminated at any time, but any change in this reduction will not affect Contracts issued prior to the change.

2. The purpose of these tables and examples is to aid you in understanding the various costs and expenses that you will bear directly or indirectly. The table reflects expenses of the Separate Account as well as the underlying Funds. Premium taxes are not reflected.

3. THE EXAMPLES ARE NOT REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

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                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

The Security First Private Client Advisor is a new variable insurance Contract being offered by Security First Life. The Series that invest in the Funds were created in 1999. Therefore, no financial information is available at this time.